Investments - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Gain on equity method investment		$ 10,000,000
Investment income (loss) and other, net	$ 11,400,000		$ 8,154,000	$ 18,252,000	$ (3,004,000)